Document And Entity Information	12 Months Ended
Jan. 03, 2021 shares
Document Information Line Items
Entity Registrant Name	Betterware de Mexico, S.A.B. de C.V.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	36,584,968
Amendment Flag	false
Entity Central Index Key	0001788257
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan. 03, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-39251
Entity Incorporation, State or Country Code	O5
Entity Interactive Data Current	Yes